SUBSEQUENT EVENTS (Details Narrative) - USD ($)															11 Months Ended	12 Months Ended
	Jul. 29, 2025	Jul. 10, 2025	May 30, 2025	May 10, 2025	Apr. 17, 2025	Feb. 19, 2025	Feb. 13, 2025	Jan. 31, 2025	Jan. 23, 2025	Jan. 14, 2025	Dec. 31, 2024	Dec. 06, 2024	Nov. 15, 2024	Oct. 16, 2024	Dec. 31, 2023	Dec. 31, 2024	Mar. 11, 2024
Subsequent Event [Line Items]
Conversion of convertible securities,value														$ 556,401	$ 1,077,444	$ 5,503,633
Interest rate																10.00%
Conversion of convertible securities, shares											625,000	2,725,000	2,500,000	5,000,000
Proceeds from convertible debt															152,383	$ 2,943,599
Stock issued during period value acquisitions															$ 9,947,828
Common stock, par value											$ 0.001				$ 0.001	$ 0.001
Convertible notes payable											$ 5,948,000					$ 5,948,000
XCF [Member]
Subsequent Event [Line Items]
Pre-money equity value																	$ 1,750,000,000
Business acquisition share price																	$ 10.00
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value																	0.0001
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, par value																	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of convertible securities,value	$ 6,000,000
Subsequent Event [Member] | Helena [Member]
Subsequent Event [Line Items]
Conversion of convertible securities, shares			2,840,000
Debt instrument description			(i) the date that is three months from Helena’s disbursement of the loan evidenced by the Helena Note, (ii) an event of default (as specified in the Helena Note), if such note is then declared due and payable in writing by the holder or if a bankruptcy event occurs (in which case no written notice from the holder is required) or (iii) in connection with future debt or equity issuances by NewCo or its subsidiaries. In connection with the issuance of the Helena Note, Soule has agreed to transfer 2,840,000 shares of XCF common stock held by him to Helena, representing the expected number of shares of XCF common stock that will be equal to 2,000,000 shares of NewCo Class A Common Stock (the “Advanced Shares”) as of the closing of the business combination. Upon Helena’s receipt of an aggregate of $2,400,000 in (i) payments from NewCo and (ii) aggregate net proceeds from the sale of Advanced Shares, NewCo’s payment obligations for principal and interest under the Helena Note will have been satisfied and Helena is obligated to return any remaining Advanced Shares to Soule. If the Helena shall have sold all of the Advanced Shares and not yet received at least $2,400,000 in net proceeds from the sale thereof and in other payments from NewCo, NewCo shall remain responsible for payment of any shortfall, which shall be payable as otherwise required under the terms of the Helena Note.
Debt instrument face amount			$ 2,000,000
Convertible notes payable			$ 400,000
Subsequent Event [Member] | Focus Impact Partners [Member]
Subsequent Event [Line Items]
Other commitments description						Under the terms of the Consulting Agreement, Focus Impact Partners will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to March 31, 2025 (pro-rated from February 19, 2025, through and including March 31, 2025).
Subsequent Event [Member] | New XCF And Helena [Member]
Subsequent Event [Line Items]
Proceeds from other debt		$ 2,249,771
Subsequent Event [Member] | Randy Soule [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage			100.00%
Subsequent Event [Member] | New Rise SAF Closing [Member]
Subsequent Event [Line Items]
Stock issued during period shares acquisitions									18,730,000
Stock issued during period value acquisitions									$ 187,300,000
Business acquisition description of acquired entity									At closing, the aggregate purchase price of $200,000,000 was reduced by $12,700,000, which represented XCF’s five times liquidation preference for its preferred membership units.
Subsequent Event [Member] | Randy Soule [Member]
Subsequent Event [Line Items]
Stock issued during period shares acquisitions									15,036,170
Subsequent Event [Member] | GL [Member]
Subsequent Event [Line Items]
Stock issued during period shares acquisitions									3,693,830
Business combination, number of shares issued			4,366,598
Subsequent Event [Member] | New Rise Closing [Member]
Subsequent Event [Line Items]
Business acquisition description of acquired entity						At closing, the aggregate purchase price of $1.1 billion was reduced by $118,738,000, which represented principal and interest on New Rise’s outstanding debt obligations to a financial institution and two notes payable to XCF.
Business combination acquisition related costs			$ 126,700,000			$ 118,700,000
Subsequent Event [Member] | RESC Renewables [Member]
Subsequent Event [Line Items]
Stock issued during period shares acquisitions						88,126,200
Common stock capital shares reserved for future issuance						4,406,310
Business combination, number of shares issued			82,965,353
Subsequent Event [Member] | XCF [Member]
Subsequent Event [Line Items]
Business combination, number of shares issued			87,331,951
Subsequent Event [Member] | XCF [Member] | ELOC Agreement [Member]
Subsequent Event [Line Items]
Business combination, number of shares issued			740,000
Subsequent Event [Member] | New Co [Member] | ELOC Agreement [Member]
Subsequent Event [Line Items]
Business combination, number of shares issued			500,000
Business combination, transaction costs			$ 50,000,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Payments for fees	$ 200,000
GL Part SPVI LLC One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of convertible securities,value										$ 200,000
Interest rate										10.00%
Conversion price										$ 0.40
Conversion of convertible securities, shares										500,000
GL Part SPVI LLC Two [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of convertible securities,value										$ 138,333
Interest rate										10.00%
Conversion price										$ 0.40
Conversion of convertible securities, shares										345,833
SKY MD LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of convertible securities,value										$ 138,333
Interest rate										10.00%
Conversion price										$ 0.40
Conversion of convertible securities, shares										345,833
Focus Impact Partners LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of convertible securities,value										$ 150,000
Interest rate										10.00%
Conversion price										$ 0.40
Conversion of convertible securities, shares										375,000
Innovativ Media Group Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of convertible securities,value								$ 500,000
Conversion of convertible securities, shares								250,000
Interest payable								$ 100,000
Debt instrument description					(i) 10 business days from the date of XCF entering into a Qualified Financing Event and receiving proceeds therefrom, unless extended in writing by mutual consent of XCF and Innovativ, or (ii) an event of default (as specified in the Amended Innovativ Promissory Note), if such note is then declared due and payable in writing by Innovativ.
Line of credit					$ 15,000,000
Proceeds from bank debt					$ 3,000,000
Long term debt percentage bearing fixed interest rate					12.00%
Interest expense long term debt					$ 60,000
GL Part SPVI LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument description					(i) 10 business days from the date of XCF entering into a Qualified Financing Event, unless extended in writing by mutual consent of XCF and GL or (ii) an event of default (as specified in the promissory note).
Proceeds from convertible debt					$ 2,500,000		$ 1,200,000
Net proceeds from convertible debt					$ 300,000		1,000,000
Unsecured debt							$ 240,000
Stock issued during period shares acquisitions					5,000,000		200,000
Narrow Road Capital Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt				$ 700,000
Net proceeds from convertible debt				$ 140,000
Debt conversion description				(i) September 30, 205 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder shall have the right, but not the obligation, to elect to receive up to 280,000 shares of XCF common stock with 500 shares being issued on May 29, 2025. On September 10, 2025 Narrow Road elected the right to receive the remaining outstanding 279,500 shares associated with the note which were convertible into 191,813 shares of XCF Global, Inc. subsequent to XCF’s merger with Focus Impact BH3 Acquisition Company.
Gregory Segars Cribb [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt				$ 250,000
Net proceeds from convertible debt				$ 50,000
Debt conversion description				(i) September 30, 205 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder shall have the right, but not the obligation, to elect to receive up to 100,000 shares of XCF common stock with 500 shares being issued on May 29, 2025. On September 10, 2025 Gregory Segars Cribb elected the right to receive the remaining outstanding 99,500 shares associated with the note were convertible into 68,214 shares of XCF Global, Inc. subsequent to XCF’s merger with Focus Impact BH3 Acquisition Company.
Focus Impact BHthree Acquisition [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period shares acquisitions	750,000
Stock issued during period value acquisitions	$ 7,500,000
RESC Renewables [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument face amount			100,000,000
Encore DEC LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument face amount			$ 51,746,680